Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Federal statutory income tax rate			34.00%
Federal net operating loss carryforwards			$ 12,387,000
State net operating loss carryforwards			$ 14,492,000
Federal and State net operating loss carryforwards expire date			2027
Federal and State net operating loss carryforwards state and local expire date			2017
Percentage of cumulative change in ownership			50.00%
Period for which cumulative change in ownership continues to use net operating loss carryforward			3 years
Cumulative effect on retained earnings		$ 0	$ 0
Unrecognized tax benefits	$ 0	0	0
Deferred tax assets, increase in valuation allowances	$ 644,000	$ 1,185,000	(890,000)	$ 19,000	$ 439,000
Non-qualified Stock Options [Member]
Income Tax Contingency [Line Items]
Federal net operating loss carryforwards			2,431,000
State net operating loss carryforwards			$ 1,067,000
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2004	2004
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2016	2016